Additional disclosure items G.3.2. Tax related risks and uncertain tax position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Uncertain tax positions, remote risk	5.00%
Uncertain tax positions, probable risk	50.00%
Provision for taxes other than income tax
Disclosure of other provisions [line items]
Other provisions	$ 54	$ 52
Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	304	279
Total for all joint ventures | Provision for taxes other than income tax
Disclosure of other provisions [line items]
Other provisions	8	7
Total for all joint ventures | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 134	$ 118
Bottom of range
Disclosure of other provisions [line items]
Uncertain tax positions, possible risk	5.00%
Top of range
Disclosure of other provisions [line items]
Uncertain tax positions, possible risk	50.00%